F2 Financial income and expenses	12 Months Ended
Dec. 31, 2024
Finance Income And Expenses [Abstract]
F2 Financial income and expenses

Financial income and expenses

	2024	2023	2022

Contractual interest on financial assets	2,515	1,897	717
of which on financial assets at amortized cost	538	403	251
Net revaluation gains and losses on financial assets	137	64	–146
Other financial income	82	184	207
Financial income	2,734	2,145	778

Contractual interest on financial liabilities	–2,486	–2,282	–972
of which on financial liabilities at amortized cost	–277	–501	–128

Net revaluation gains and losses on financial liabilities	82	–134	379
Lease interest expense	–421	–464	–464
Net interest on pension liabilities	–647	–517	–361
Other financial expenses	–631	–721	–512
Financial expenses	–4,103	–4,118	–1,930

Net foreign exchange gains/losses	–355	–1,020	–1,259
Financial income and expenses, net	–1,724	–2,993	–2,411

Net gains and losses on financial instruments exclude effect of foreign exchange translations:
Financial instruments at fair value through profit or loss 1)	289	885	–2,552
Financial liabilities designated at fair value through profit or loss	–378	–1,100	2,847

1)
Excludes net gain from revaluation of customer finance receivables of SEK 6 million (net loss of SEK 209 million in 2023 and net loss of SEK 15 million in 2022), reported as Selling and administrative expenses, and net loss on revaluation of investments in shares and participations of SEK 202 million (net loss of SEK 186 million in 2023 and net loss of SEK 205 million in 2022) reported as Other operating income or expenses.